CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Amounts due from a related party-non current, less allowance for doubtful accounts | ¥	¥ 547,069,000	¥ 0
Amounts due to a related party | ¥	156	7,734
Accrued expenses and other current liabilities | ¥	¥ 637,693	¥ 84,250
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Treasury shares	6,064,202	6,712,694
Class A ordinary shares
Ordinary shares, issued shares	72,475,630	72,475,630
Ordinary shares, outstanding shares	66,411,428	65,762,936
Number of shares issuable upon conversion of Class B ordinary share	1	1
Class B ordinary shares
Ordinary shares, issued shares	23,636,706	23,636,706
Ordinary shares, outstanding shares	23,636,706	23,636,706
VIEs
Amounts due to a related party | ¥	¥ 0	¥ 130
Accrued expenses and other current liabilities | ¥	¥ 386	¥ 322